Intangible assets - Additional information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 4,389	$ 3,645	[1]	$ 2,832
Quebec smelters
Disclosure of detailed information about intangible assets [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	6.60%	6.60%
Water rights | Quebec smelters
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 1,776	$ 1,693

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.